Income Tax Expense (Narrative) (Details) (USD $) In Millions, unless otherwise specified				12 Months Ended				12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2011 Maximum [Member] State [Member]	Sep. 30, 2011 Minimum [Member] State [Member]	Sep. 30, 2011 Foreign [Member]	Sep. 30, 2010 Foreign [Member]	Sep. 30, 2011 State [Member]
Income Tax Expense [Line Items]
Net state research and other credit carryforwards	$ 1.2
State research and other credit carryforwards with expiration date	600,000
State research and other credit carryforwards without expiration date	600,000
Tax credit carryforward, expiration date				2026	2022
Capital loss carryforwards, valuation allowance	0.2
Net operating loss carryforwards, valuation allowance			1.4			0.7	1.4
Tax credit carryforward, amount	11.4
Income taxes which would be due						5.2
Accumulated unremitted earnings of foreign subsidiaries in cash	18.6
Accumulated unremitted earnings of foreign subsidiaries	32.2
Unrecognized tax benefits	3.6	3.2	3.3
Unrecognized tax benefits that would impact effective tax rate		3.5
Reduction in the amount of unrecognized tax benefits in the next twelve months	1.7
Unrecognized tax benefits, interest on income taxes accrued	0.2	0.1	0.1
Income tax examination, year(s) under examination								September 30, 2007
Unrecognized tax benefits, income tax penalties accrued	$ 0